LOAN FROM THRID PARTY (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loan From Thrid Party 1	20.00%
Loan From Thrid Party 2	$ 3,651,288
Loan From Thrid Party 3	3,625,069
Loan From Thrid Party 4	306,199
Loan From Thrid Party 5	85,003
Loan From Thrid Party 6	153,100
Loan From Thrid Party 7	85,003
Loan From Thrid Party 1		20.00%
Loan From Thrid Party 2		3,625,069
Loan From Thrid Party 3		$ 0